Fair Value Measurements (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jan. 29, 2021	Dec. 31, 2020	Dec. 31, 2019
Liabilities:
Private Warrants	$ 4,337,000	$ 20,319,000	$ 29,920,000	$ 45,565,000
Fair Value, Recurring
Assets:
Total assets	46,000				$ 0	$ 0
Liabilities:
Private Warrants	4,337,000
Total liabilities	7,055,000				$ 0	$ 0
Fair Value, Recurring | Foreign Currency Contract
Assets:
Foreign currency contracts	46,000
Liabilities:
Derivative liability	645,000
Fair Value, Recurring | Interest Rate Swap
Liabilities:
Derivative liability	2,073,000
Level 1 | Fair Value, Recurring
Assets:
Total assets	0
Liabilities:
Private Warrants	0
Total liabilities	0
Level 1 | Fair Value, Recurring | Foreign Currency Contract
Assets:
Foreign currency contracts	0
Liabilities:
Derivative liability	0
Level 1 | Fair Value, Recurring | Interest Rate Swap
Liabilities:
Derivative liability	0
Level 2 | Fair Value, Recurring
Assets:
Total assets	46,000
Liabilities:
Private Warrants	4,337,000
Total liabilities	7,055,000
Level 2 | Fair Value, Recurring | Foreign Currency Contract
Assets:
Foreign currency contracts	46,000
Liabilities:
Derivative liability	645,000
Level 2 | Fair Value, Recurring | Interest Rate Swap
Liabilities:
Derivative liability	2,073,000
Level 3 | Fair Value, Recurring
Assets:
Total assets	0
Liabilities:
Private Warrants	0
Total liabilities	0
Level 3 | Fair Value, Recurring | Foreign Currency Contract
Assets:
Foreign currency contracts	0
Liabilities:
Derivative liability	0
Level 3 | Fair Value, Recurring | Interest Rate Swap
Liabilities:
Derivative liability	$ 0